Non-controlling Interests (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Benefits [Line Items]
Net sales	$ 1,857,593,678	$ 1,822,540,697	$ 1,783,282,337
Net income of year	108,194,856	145,645,660	322,084,531
Vina San Pedro Tarapaca S.A [Member] | Non-controlling interests [member]
Disclosure Of Employee Benefits [Line Items]
Net sales	235,210,368	212,321,758	206,518,731
Net income of year	$ 22,451,521	$ 22,218,101	$ 14,833,018